Financial Condition accounts outstanding with PRLP 2011 Holdings, LLC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Deposits	$ 24,000	$ 20,000
Prlp2011 Holdings Llc Joint Venture [Member] | 100%
Related Party Transaction [Line Items]
Total	1,989	16,091
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	4,652	19,647
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	(2,685)	(3,621)
Prlp2011 Holdings Llc Joint Venture [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	$ 22	$ 65